Commitments and Contingencies - Additional Information (Detail) (USD $)	12 Months Ended					9 Months Ended	12 Months Ended
	Dec. 31, 2012 LetterOfCredit	Dec. 31, 2011	Dec. 31, 2010	Sep. 30, 2013	Jan. 30, 2013 Term Loan Facility [Member]	Sep. 30, 2013 Maximum [Member]	Dec. 31, 2012 Maximum [Member]
Contingencies And Commitments [Line Items]
Operating leases, years until expiration							10 years
Rent expense	$ 62,800,000	$ 57,600,000	$ 52,100,000
Accumulated Interest on senior notes	87,800,000
Future minimum payments remainder of 2013	2,036,000				7,900,000
Future minimum payments in 2014	4,500,000				7,900,000
Future minimum payments in 2015	342,125,000				7,900,000
Future minimum payments in 2016	850,000				7,900,000
Future minimum payments in 2017	80,963,000				7,900,000
Future minimum payments due thereafter	410,000,000				750,500,000
Total future principal payments	840,474,000			784,075,000	790,000,000
Number of letters of credit outstanding	18
Letters of credit, amount guaranteed	$ 800,000
Operating leases, years until expiration						10 years